Fees Summary	Aug. 13, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000
Previously Paid Amount	0
Total Fee Amount	147,600.00
Total Offset Amount	12,130.64
Net Fee	$ 135,469.36	[1]

[1]	On April 15, 2021, the registrant filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-3 (Registration No. 333-255235) (the “2021 Registration Statement”) registering an unspecified amount of its securities specified therein, including its common stock, $0.50 par value per share (“common stock”). On October 17, 2022, the registrant filed with the SEC a prospectus supplement to the 2021 Registration Statement to register the offer and sale from time to time of shares of common stock having an aggregate gross sales price of up to $500,000,000 (the “2022 ATM Prospectus Supplement”) and paid $55,100 in registration fees in connection therewith. The registrant has terminated the offering of common stock under the 2022 ATM Prospectus Supplement, and at the time of termination, $110,078,393.10 of common stock remained unsold under the 2022 ATM Prospectus Supplement, and $12,130.64 of previously-paid fees remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act of 1933, as amended (the “Securities Act”).

Calculated in accordance with Rule 457(r) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby partially offsets the registration fee due in connection with this filing against the $12,130.64 remaining balance associated with unsold securities under the 2022 ATM Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the $147,600.00 filing fee currently due in connection with this filing is offset in part against the $12,130.64 remaining balance for such unsold securities under the 2022 ATM Prospectus Supplement resulting in a fee of $135,469.36 remitted with this filing.